Investments	12 Months Ended
Dec. 31, 2022
Investments Abstract
Investments

12	Investments

The Company holds interest in certain Special Purpose Entities (SPE). Although SABESP has no majority shares of its investees, the shareholders’ agreement provides for the power of veto in certain management issues, however, with no ability to use such power of veto in a way to affect the returns over the investments, indicating participating shared control (joint venture – IFRS 11).

The Company holds interest recognized by the equity accounting in the following investees:

(a)	Sesamm

As of August 15, 2008, Sesamm – Serviços de Saneamento de Mogi Mirim S/A was incorporated for a period of 30 years from the date the concession agreement with the municipality for the purpose of providing complementary services to the sewage diversion system and implementing and operating sewage treatment system in the municipality of Mogi Mirim, including the disposal of solid waste.

Sesamm's capital as of December 31, 2022, totaled R$ 19,532, and was represented by 19,532,409 registered common shares without a par value. SABESP holds 36% of its equity interest and GS Inima 64%.

The operations initiated in June 2012.

(b)	Águas de Andradina

As of September 15, 2010, the Company, Águas de Andradina S.A. was incorporated, with indefinite term, for the purpose of providing water supply and sewage services to the municipality of Andradina.

As of December 31, 2022, the capital of Águas de Andradina totaled R$ 17,936, divided into 17,936,174 registered common shares without a par value. SABESP holds 30% of its equity interest and Iguá 70%.

The Company pledges as guarantee 100% of its shares in Águas de Andradina as a counter guarantee for the issuance of Letters of Guarantee with BNDES.

The operations initiated in October 2010.

(c)	Águas de Castilho

As of October 29, 2010, the Company, Águas de Castilho, was incorporated for the purpose of providing water supply and sewage services to the municipality of Castilho.

As of December 31, 2022, the company’s capital was R$ 2,785, and was represented by 2,785,225 registered shares without a par value. SABESP holds a 30% interest and Iguá 70%.

The Company pledges as guarantee 100% of its shares in Águas de Castilho as a counter guarantee for the issuance of Letters of Guarantee with BNDES.

The operations initiated in January 2011.

(d)	Attend Ambiental

As of August 23, 2020, Attend Ambiental S/A was incorporated with the purpose of implementing and operating a pre-treatment station of non-domestic effluents and sludge transportation in the metropolitan region of São Paulo, as well as the development of other related activities and the creation of similar infrastructures in other locations in Brazil and abroad.

As of December 31, 2022, the capital totaled R$ 23,494, and was represented by 37,677,245 registered common shares without a par value. SABESP holds a 45% interest and Estre 55%.

The operations initiated in December 2014.

(e)	Aquapolo Ambiental S/A.

As of October 8, 2009, the Company, Aquapolo Ambiental S.A., was incorporated for the purpose of producing, providing and trading reused water for Quattor Química S.A., Quattor Petroquímica S.A., Quattor Participações S.A. and other companies comprising the Petrochemical Complex of Capuava and the metropolitan region of São Paulo.

As of December 31, 2022, the capital of Aquapolo totaled R$ 36,412, and was represented by 42,419,045 registered common shares without a par value. SABESP holds 49%, while GS Inima Industrial holds an interest of 51%.

The Company pledges 100% of the interest held in Aquapolo Ambiental S/A as a guarantee for the borrowing obtained through a debenture issue.

The operations initiated in October 2012.

(f)	Paulista Geradora de Energia

As of April 13, 2015, the Company acquired shares from Empresa Paulista Geradora de Energia S/A - PGE, jointly with Servtec Investimentos e Participações Ltda ("Servtec) and Tecniplan Engenharia e Comércio Ltda ("Tecniplan"), which operational purpose is the implementation and commercial exploration of water potential in small hydroelectric power plants (PCHs), located at the Guaraú and Vertedouro Cascata Water Treatment Stations.

As of December 31, 2022, the company’s share capital was R$ 13,756, divided into 8,679,040 registered common shares with no par value, of which SABESP holds an interest of 25%, Servtec 37.5%, and Tecniplan 37.5%. In October 2022, a capital increase totaling R$ 20,310 was approved, R$ 5,077 of which, or 25% of the aforementioned amount, was fully paid by the Company in 2022. The capital of R$ 15,233 will be paid by Servtec and Tecniplan in 2023.

As of December 31, 2022, operations had not initiated yet.

(g)	Cantareira SP Energia

On October 28, 2022, Cantareira SP Energia S/A was created with the purpose of developing, producing, and selling photovoltaic energy; selling and purchasing energy; renting, loaning, and leasing own or third-party assets; operating and maintaining energy generation plants; and holding an interest in other companies.

As of December 31, 2022, the company’s share capital was R$ 1,000, divided into 1,000,000 registered common shares with no par value, of which SABESP holds an interest of 49%, while Pacto SP Energia I Ltda. holds an interest of 51%.

As of December 31, 2022, operations had not initiated yet.

(h)	FOXX URE-BA Ambiental S/A

As of December 22, 2022, SABESP acquired shares from FOXX URE-BA Ambiental S/A, for R$ 40,000 for the acquisition of 20% of the company’s share capital, corresponding to R$ 13,852. The difference paid, of R$ 26,148, was recorded in intangible assets under “Right of use – Investments”. As of December 23, 2022, the Company contributed R$ 865. The business purpose of FOXX URE-BA is to provide services, under a concession regime, related to the treatment and final disposal of solid urban waste, including all waste from domestic and commercial collection, sweeping, pruning, cleaning of streets and other public highways, and the urban drainage system, the provision of these services and related activities to third parties with which it has executed contracts for such a purpose, including investments and works of the treatment unit, implemented and operated by the company, for the treatment and final disposal of waste, operation of revenue sources, carbon credits, and the byproduct resulting from the treatment process and final disposal of urban solid waste, as well as selling electricity.

As of December 31, 2022, the company’s share capital was R$ 69,258, divided into 69,257,657 registered common shares with no par value, of which SABESP holds an interest of 20%, while FOXX Inova Ambiental S/A holds an interest of 80%.

(i)	Infranext Soluções em Pavimentação S/A

On December 7, 2022, SPE Infranext Soluções e Pavimentação S/A was created to sell cold asphalt and related products, provide related services, make investments, and hold interest in other companies.

As of December 31, 2022, the company’s share capital was R$ 7,050, divided into 7,050,000 registered common shares with no par value. The company’s total share capital will be R$ 12,000, divided into 12,000,000 registered, book-entry common shares, of which SABESP will hold an interest of 45% and DVS – Locação de Equipamentos Ltda. will hold an interest of 55%. The unpaid capital, totaling R$ 4,950, will be paid by SABESP in 2023.

As of December 31, 2022, operations had not initiated yet.

Below is a summary of the investees’ financial information and SABESP’s equity interest:

Company	Equity			Contribution	Dividends distributed	Profit (loss) for the year
	2022	2021	2020	2022	2022	2022	2021	2020

Sesamm	59,371	58,421	51,514	—	(13,875)	14,825	9,059	7,332
Águas de Andradina	30,777	29,591	29,576	—	—	1,186	2,424	778
Águas de Castilho	10,787	9,384	8,533	—	—	1,403	1,428	1,613
Saneaqua Mairinque¹	—	—	4,013	—	—	—	—	(770)
Attend Ambiental	29,729	23,493	11,409	—	(1,941)	8,177	4,701	3,923
Aquapolo Ambiental	73,926	58,172	41,903	—	(14,742)	30,496	25,269	19,131
Paulista Geradora de Energia (*)	10,486	6,153	6,692	5,077	—	(744)	(539)	(452)
Cantareira SP Energia	1,000	—	—	1,000	—		—	—
FOXX URE-BA Ambiental	69,258	—	—	69,258	—		—	—
Infranext Soluções em Pavimentação (**)	7,050	—	—	7,050	—		—	—

(*)	SABESP contributed R$ 5,077, corresponding to 25% of the interest. As of December 31, 2022, Servitec and Tecniplan had an outstanding payable amount of R$ 15,233 related to the remaining interest of 75% in PGE.
(**)	Infranext’s share capital will be R$ 12,000. As of December 31, 2022, SABESP had an outstanding payable amount of R$ 4,950.
(¹)	The amounts presented for 2020 refer to July 31, 2020.
Company	Investments		Contribution	Dividends distributed	OCI (***)	Reclassification	Equity in the earnings of subsidiaries			Interest percentage
	2022	2021	2022	2021	2020	2020	2022	2021	2020	2022	2021	2020

Sesamm	21,374	21,032	—	(4,995)	—	—	5,337	3,261	2,640	36%	36%	36%
Águas de Andradina	9,233	8,877	—	—	—	—	356	700	233	30%	30%	30%
Águas de Castilho	3,236	2,815	—	—	—	—	421	433	485	30%	30%	30%
Saneaqua Mairinque²	—	—	—	—	17	(1,203)	—	—	(248)	46%	46%	30%
Attend Ambiental	13,379	10,572	—	(873)	—	—	3,680	5,438	1,765	45%	45%	45%
Aquapolo Ambiental	36,223	28,504	—	(7,224)	—	—	14,943	12,382	9,374	49%	49%	49%
Paulista Geradora de Energia	6,429	1,538	5,077	—	—	—	(186)	(135)	(113)	25%	25%	25%
Cantareira SP Energia	490	—	490	—	—	—	—	—	—	49%	—	—
FOXX URE-BA Ambiental	13,852	—	13,852	—	—	—	—	—	—	20%	—	—
Infranext Soluções em Pavimentação	450	—	450	—	—	—	—	—	—	45%	—	—
Total	104,666	73,338	19,869	(13,092)	17	(1,203)	24,551	22,079	14,136
Other investments	6,099	6,099
Overall total	110,765	79,437

(***)	Other Comprehensive Income

(²)	On August 20, 2020, the investee Saneaqua Mairinque held an Extraordinary Shareholders' Meeting that approved a capital increase in the amount of R$ 21,944, through the issue of 17,178,988 shares. SABESP waived its preemptive right in the participation of such capital increase, and the shares then issued because of the capital increase were entirely subscribed by the shareholder BRK Ambiental, resulting in the dilution of SABESP’s interest in the investee. Accordingly, SABESP discontinued the equity accounting method and recorded this financial asset under the fair value on the transaction date, in the amount of R$ 5,734 recorded as “Other investments”. The amounts corresponding to the equity result were recorded until July 2020.